Accumulated Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2022
Statement of Other Comprehensive Income [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (AOCI) by component for the three and six months ended June 30, 2022 and 2021 were as follows (in thousands):

Three months ended June 30, 2021	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at April 1, 2021	$25,136	$(1,047)	$24,089
Foreign currency translation gain/(loss)	(114)	—	(114)
Actuarial gain/(loss), net of tax	—	15	15

Balance as of June 30, 2021	$25,022	$(1,032)	$23,990

Three months ended June 30, 2022	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at April 1, 2022	$22,865	$(1,804)	$21,061
Foreign currency translation gain/(loss)	(3,526)	—	(3,526)
Actuarial gain/(loss), net of tax	—	239	239

Balance as of June 30, 2022	$19,339	$(1,565)	$17,774

Six months ended June 30, 2021	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2021	$23,807	$(992)	$22,815
Foreign currency translation gain/(loss)	1,215	—	1,215
Actuarial gain/(loss), net of tax	—	(40)	(40)

Balance as of June 30, 2021	$25,022	$(1,032)	$23,990

Six months ended June 30, 2022	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2022	$24,311	$(1,278)	$23,033
Foreign currency translation gain/(loss)	(4,972)	—	(4,972)
Actuarial gain/(loss), net of tax	—	(287)	(287)

Balance as of June 30, 2022	$19,339	$(1,565)	$17,774